Deferred Tax Assets And Liabilities (Tables)	3 Months Ended
Mar. 31, 2013
Deferred Tax Assets And Liabilities
Deferred Tax Assets And Liabilities

This difference gives rise to the financial statement carrying amounts and tax bases of assets and liabilities causing either deferred tax assets or liabilities, as necessary, as of March 31, 2013 and December 31, 2012, respectively:

	March 31,	December 31,
	2013	2012
Deferred tax assets
Net operating loss carryforwards	$16,200	$14,800
Less valuation allowance	(16,200)	(14,800)

Net Deferred Tax Asset	$-	$-